CASH AND CASH EQUIVALENTS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash and Cash equivalents and Reconciliation of Loss Before Income Tax to Net Cash Flows from Operations [Abstract]
Cash at bank and on hand	$ 33,157,356	$ 11,937,941	$ 5,672,551
Cash and cash equivalents	33,157,356	11,937,941	5,672,551	$ 1,697,904
Reconciliation of loss before income tax to net cash flows from operations [Abstract]
Net loss for the year	(21,843,646)	(17,444,754)	(21,521,237)
Adjustment for non-cash income and expense items [Abstract]
Share-based payments expense	3,791,541	2,589,413	8,340,328
Amortization of right-of-use assets	521,099	249,387	119,706
Depreciation of property, plant and equipment	124,752	177,147	33,728
Net foreign exchange loss/(gain)	48,587	(354,772)	(377,003)
Loss on derecognition of financial asset	0	250,000	0
Loss on disposal of property, plant and equipment	16,353	0	0
Impairment loss	198,750	0	0
Lease modifications	0	0	(2,112)
Changes in assets and liabilities [Abstract]
Increase in receivables and prepayments	(2,073,614)	(650,067)	(98,797)
Increase/(decrease) in payables and provisions	609,115	(680,748)	1,371,310
Net cash flows used in operating activities	$ (18,607,063)	$ (15,864,394)	$ (12,134,077)